SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets of the Company's consolidated VIEs

	December 31, 2012	December 31, 2013
	$	$
Cash and cash equivalents	3,684,138	640,394
Accounts receivable	689,035	799,713
Other receivables	2,894,714	3,872,947
Merchandise inventory	7,668,644	13,602,146
Property and equipment, net	1,639,478	2,193,980
Other non-current assets	200,069	629,865

Total Assets	16,776,078	21,739,045

Accounts payable	3,101,935	4,589,259
Advances from customers	1,345,714	1,076,283
Accrued expenses	281,152	393,313
Other current liabilities	1,955,777	1,489,649
Income taxes payable	34,718	33,545

Total Liabilities	6,719,296	7,582,049

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Schedule of classification of primary cost in each major expense category

Cost of Goods Sold	Selling, General and Administrative Expenses
• Cost of merchandise sold;	• Payroll, bonus and benefit costs for retail and corporate associates;
• Merchandise inventory write-down and shortage; and	• Occupancy costs for retail, distribution center and corporate facilities;
• Customer shipping and handling costs.	• Sample development costs
• Advertising and marketing costs;
• Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
• Legal, finance, information systems and other corporate overhead costs.